SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-21081

                  AllianceBernstein Blended Style Series, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                      Date of fiscal year end:  August 31

             Date of reporting period: July 1, 2007 - June 30, 2008

Item 1.  Proxy Voting Record.



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21081
Reporting Period: 07/01/2007 - 06/30/2008
AllianceBernstein Blended Style Series, Inc.









================== ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY ==================




================== ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY ==================




========= ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC. - GLOBAL BLEND ==========
=========                          PORTFOLIO                          ==========




============ ALLIANCEBERNSTEIN BLENDED STYLE SERIES-U.S. LARGE CAP =============
============                       PORTFOLIO                       =============




================= ALLIANCEBERNSTEIN  2000 RETIREMENT STRATEGY ==================




================= ALLIANCEBERNSTEIN  2005 RETIREMENT STRATEGY ==================




================= ALLIANCEBERNSTEIN  2010 RETIREMENT STRATEGY ==================




================= ALLIANCEBERNSTEIN  2015 RETIREMENT STRATEGY ==================




================= ALLIANCEBERNSTEIN  2020 RETIREMENT STRATEGY ==================




================= ALLIANCEBERNSTEIN  2025 RETIREMENT STRATEGY ==================




================= ALLIANCEBERNSTEIN  2030 RETIREMENT STRATEGY ==================




================= ALLIANCEBERNSTEIN  2035 RETIREMENT STRATEGY ==================




================= ALLIANCEBERNSTEIN  2040 RETIREMENT STRATEGY ==================




================= ALLIANCEBERNSTEIN  2045 RETIREMENT STRATEGY ==================

The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein Blended Style
                                          Series, Inc.




                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 29, 2008


*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary